Subsequent Event	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 19 – SUBSEQUENT EVENT

On January 22, 2015, the Company entered into a loan agreement with Agricultural Development Bank of China to borrow RMB 10 million or approximately $1.6 million with an annual interest rate of 5.6% which will be due by January 21, 2016. The loan was secured by some of the Company’s fixed assets and guaranteed by Enshi Zhou Nongfa Credit Guarantee Co., Ltd. and the Company’s CEO, Mr. Wenping Luo.